Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	June 30,	December 31,
	2021	2020
	(In thousands)
Accrued expenses	$615	$787
Accrued salaries and benefits	2,167	1,231
Lease liability – current portion	507	494
Total	$3,289	$2,512
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2020	2019
	(In thousands)
Accrued expenses	$787	$558
Accrued salaries and benefits	1,231	2,232
Lease liability — current portion	494	528
Total	$2,512	$3,318